COMMITMENTS (Details) - Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($)
Maximum Number Of Demands For Registration Of Securities | item	3
Deferred Fee Per Unit | $ / shares	$ 0.35
Deferred underwriting fee payable | $	$ 9,660,000	$ 9,660,000